J.P. MORGAN INSURANCE TRUST

JPMorgan Insurance Trust Global Allocation Portfolio

JPMorgan Insurance Trust Income Builder Portfolio

(All Share Classes)

(each, a “Portfolio” and together, the “Portfolios”)

Supplement dated November 2, 2020

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated May 1, 2020, as supplemented

For the JPMorgan Insurance Trust Global Allocation Portfolio:

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the JPMorgan Insurance Trust Global Allocation Portfolio’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey A. Geller	2011	Managing Director
Michael H. Feser	2020	Managing Director
Eric J. Bernbaum	2014	Executive Director
Grace Koo	2014	Executive Director
Philip Camporeale Jr.	2020	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Global Allocation Portfolio” section of each Prospectus is deleted in its entirety and replaced with the following:

Global Allocation Portfolio

The Fund is managed by JPMIM’s Multi-Asset Solutions Team (MAS). The members of MAS who are primarily responsible for management and oversight of the Fund are Jeffrey A. Geller, Managing Director and CFA charterholder, Michael H. Feser, Managing Director and CFA Charterholder, Eric J. Bernbaum, Executive Director and CFA charterholder, Grace Koo, Executive Director, and Philip Camporeale Jr., Managing Director. The portfolio managers establish and monitor the strategy and tactical allocations for the Fund. Additionally, they are assisted by multiple specialist teams who support the strategies of the Fund within the parameters established by the portfolio management team. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Fund since its inception. Mr. Geller focuses on asset allocation, portfolio construction, manager selection and risk management. Additionally, as CIO for the Americas of MAS, Mr. Geller has investment oversight responsibility for all accounts managed by MAS. Mr. Feser is the Head of Risk Managed strategies for MAS and co-author of the adviser’s long-term capital market assumptions. An employee of JPMIM since 1994 and portfolio manager of the Fund since 2020, Mr. Feser focuses on the tactical asset allocation opportunity set globally. Mr. Bernbaum has been an employee of JPMIM and a member of MAS since 2008 and portfolio manager of the Fund since 2014. Mr. Bernbaum focuses on portfolio construction and the implementation of tactical asset allocation. Ms. Koo joined the firm in 2007 and has been a member of MAS since 2011 and portfolio manager of the Fund since 2014. Ms. Koo is responsible for quantitative multi-asset portfolio strategies, dynamic asset allocation and long-term capital market assumptions. Mr. Camporeale joined the firm in 2000 and has been a portfolio manager of the Fund since 2020. Prior to joining MAS in 2011, Mr. Camporeale was a portfolio manager in the global fixed income currency and commodity team. Mr. Camporeale is responsible for developing and implementing global macro investment insights.

SUP-JPMITGALIBP-1120

In addition, effective immediately the “More About the Portfolios — Additional Information About the Portfolio’s Investment Strategies — Investment Process” section of the JPMorgan Insurance Trust Global Allocation Portfolio’s Prospectuses is hereby deleted and replaced with the following:

As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors (ESG). In connection with this analysis, the adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund.

In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook. The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree.

If a strategy is a main investment strategy for the Portfolio, it is summarized above. The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan Insurance Trust Global Allocation Portfolio is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Portfolio
Jeffrey A. Geller	27	$78,727,817	34	$44,982,764	7	$9,516,596
Michael H. Feser[1]	12	23,321,532	2	983,150	1	279,232
Eric J. Bernbaum	4	18,207,759	5	40,443,132	0	0
Grace Koo	1	3,853,199	1	59,217	0	0
Philip Camporeale Jr.[1]	1	3,686,032	1	182,217	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Portfolio
Jeffrey A. Geller	0	$0	0	$0	0	$0
Michael H. Feser[1]	0	0	0	0	0	0
Eric J. Bernbaum	0	0	0	0	0	0
Grace Koo	0	0	0	0	0	0
Philip Camporeale Jr.[1]	0	0	0	0	0	0

[1]	As of October 1, 2020.

In addition, effective immediately the information in the “Portfolio Managers — Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan Insurance Trust Global Allocation Portfolio is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Allocation Portfolio
Jeffrey A. Geller	X
Michael H. Feser[1]	X
Eric J. Bernbaum	X
Grace Koo	X
Philip Camporeale Jr.[1]	X

[1]	As of October 1, 2020.

For the JPMorgan Insurance Trust Income Builder Portfolio:

Effective immediately the “More About the Funds — Additional Information About the Fund’s Investment Strategies — Investment Process” section of the JPMorgan Insurance Trust Income Builder Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Portfolio and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses and relative value considerations. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors (ESG). In connection with this analysis, the adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund.

As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers. The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree.

If a strategy is a main investment strategy for the Portfolio, it is summarized above. The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE